Vessels, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Costs Capitalised In Vessels	$ 594	$ 2,187
Advances And Other Costs For Vessels Under Construction And Acquisitions		6,634
Property Plant And Equipment Collateral For Debt	$ 179,414